Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Allowance for Loan Losses and Recorded Investment in Financing Receivables

Changes in the allowance for loan losses for the years ended December 31, 2016, 2015 and 2014 were as follows:

Allowance for Loan Losses and Recorded Investment in Financing Receivables

	For the Year Ended December 31, 2016
	Commercial and Industrial	Commercial Real Estate	Land & Development	Home Equity(1)	Residential Real Estate	Other(2)	Total
Allowance for loan losses:
Beginning balance	$2,761	$8,142	$1,058	$2,816	$3,029	$202	$18,008
Charge-offs	(256)	(425)	—	(454)	(1,025)	(265)	(2,425)
Recoveries	252	170	714	351	37	118	1,642
Net charge-offs	(4)	(255)	714	(103)	(988)	(147)	(783)
Provision for loan losses	(604)	(337)	(1,168)	(364)	607	182	(1,682)
Ending balance	$2,153	$7,550	$604	$2,349	$2,648	$237	$15,541
Ending balance: individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—
Ending balance: collectively evaluated for impairment	$2,153	$7,550	$604	$2,349	$2,648	$237	$15,541
Financing Receivables:
Ending balance	$235,946	$974,010	$67,165	$119,481	$210,874	$2,442	$1,609,918
Ending balance: individually evaluated for impairment	$—	$860	$—	$72	$2,084	$85	$3,101
Ending balance: collectively evaluated for impairment	$235,946	$973,150	$67,165	$119,409	$208,790	$2,357	$1,606,817

(1)	Amount includes both home equity lines of credit and term loans
(2)	Includes the unallocated portion of the allowance for loan losses.

6. ALLOWANCE FOR LOAN LOSSES (Continued)

	For the Year Ended December 31, 2015
	Commercial and Industrial	Commercial Real Estate	Land & Development	Home Equity(1)	Residential Real Estate	Other(2)	Total
Allowance for loan losses:
Beginning balance	$5,134	$9,615	$958	$3,256	$3,515	$768	$23,246
Charge-offs	(375)	(836)	—	(2,735)	(2,810)	(757)	(7,513)
Recoveries	3,417	440	351	366	819	162	5,555
Net charge-offs	3,042	(396)	351	(2,369)	(1,991)	(595)	(1,958)
Provision for loan losses	(5,416)	(1,077)	(251)	1,929	1,505	30	(3,280)
Ending balance	$2,761	$8,142	$1,058	$2,816	$3,029	$202	$18,008
Ending balance: individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—
Ending balance: collectively evaluated for impairment	$2,761	$8,142	$1,058	$2,816	$3,029	$202	$18,008
Financing Receivables:
Ending balance	$230,681	$853,892	$68,070	$142,784	$249,975	$3,107	$1,548,509
Ending balance: individually evaluated for impairment	$227	$731	$—	$88	$1,970	$101	$3,117
Ending balance: collectively evaluated for impairment	$230,454	$853,161	$68,070	$142,696	$248,005	$3,006	$1,545,392

(1)	Amount includes both home equity lines of credit and term loans
(2)	Includes the unallocated portion of the allowance for loan losses.

	For the Year Ended December 31, 2014
	Commercial and Industrial	Commercial Real Estate	Land & Development	Home Equity(1)	Residential Real Estate	Other(2)	Total
Allowance for loan losses:
Beginning balance	$12,061	$14,518	$1,249	$3,441	$2,898	$1,370	$35,537
Charge-offs	(10,563)	(9,205)	(289)	(4,568)	(3,124)	(3,331)	(31,080)
Recoveries	1,235	1,343	467	401	198	342	3,986
Net charge-offs	(9,328)	(7,862)	178	(4,167)	(2,926)	(2,989)	(27,094)
Provision for loan losses	2,401	2,959	(469)	3,982	3,543	2,387	14,803
Ending balance	$5,134	$9,615	$958	$3,256	$3,515	$768	$23,246
Ending balance: individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—
Ending balance: collectively evaluated for impairment	$5,134	$9,615	$958	$3,256	$3,513	$768	$23,246
Financing Receivables:
Ending balance	$242,494	$740,282	$70,156	$174,165	$276,993	$6,054	$1,510,144
Ending balance: individually evaluated for impairment	$149	$3,297	$138	$1,751	$4,759	$135	$10,229
Ending balance: collectively evaluated for impairment	$242,345	$736,985	$70,018	$172,414	$272,234	$5,919	$1,499,915

(1)	Amount includes both home equity lines of credit and term loans
(2)	Includes the unallocated portion of the allowance for loan losses.

Components of Impaired Loans Held-for-Investment

The following tables present the Company’s components of impaired loans, segregated by class of loans at December 31, 2016, 2015 and 2014. Commercial and consumer loans that were collectively evaluated for impairment are not included in the data that follows:

Impaired Loans As of December 31, 2016
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Accrued Interest Income Recognized	Cash Interest Income Recognized
With no related allowance:
Commercial:
CRE owner occupied	$343	$514	$—	$377	$—	$—
CRE non owner occupied	517	520	—	523	—	—
Consumer:
Residential real estate	2,084	2,422	—	2,193	—	—
Home Equity Term Loans	72	86	—	74	—	—
Other	85	89	—	85	—	—
With an allowance recorded:
Commercial:
Commercial and industrial	—	—	—	—	—	—
CRE owner occupied	—	—	—	—	—	—
Consumer:
Other	—	—	—	—	—	—
Total commercial	$860	$1,034	$—	$900	$—	$—
Total consumer	$2,241	$2,597	$—	$2,352	$—	$—

6. ALLOWANCE FOR LOAN LOSSES (Continued)

Impaired Loans As of December 31, 2015
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Accrued Interest Income Recognized	Cash Interest Income Recognized
With no related allowance:
Commercial:
Commercial and industrial	$227	$721	$—	$231	$0	$—
CRE owner occupied	683	2,066	—	702	—	—
Consumer:
Residential real estate	1,970	2,100	—	1,999	—	—
Home Equity Term Loans	88	96	—	91	—	—
Other	101	101	—	101	—	—
With an allowance recorded:
Commercial:
Commercial and industrial	—	—	—	—	—	—
CRE owner occupied	—	—	—	—	—	—
Consumer:
Other	—	—	—	—	—	—
Total commercial	$910	$2,787	$—	$933	$0	$0
Total consumer	$2,159	$2,297	$—	$2,191	$—	$—

6. ALLOWANCE FOR LOAN LOSSES (Continued)

Impaired Loans As of December 31, 2014
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Accrued Interest Income Recognized	Cash Interest Income Recognized
With no related allowance:
Commercial:
Commercial and industrial	$147	$149	$—	$161	$19	$—
Commercial and industrial, held-for-sale	28	50	—	52	—	—
CRE owner occupied	3,297	4,499	—	3,875	—	—
CRE owner occupied, held-for-sale	32	74	—	136	—	—
CRE non-owner occupied, held-for-sale	229	352	—	53	—	—
Land and development	140	223	—	181	—	—
Consumer:
Residential real estate	4,852	5,587	—	4,513	—	97
Residential real estate, held-for-sale	3,478	4,984	—	1,365	—	—
Home Equity Lines of Credit	405	456	—	420	—	—
Home Equity Lines of Credit, held-for-sale	619	903	—	1,282	—	—
Home Equity Term Loans	1,347	1,863	—	1,385	—	—
Home Equity Term Loans, held-for-sale	3,266	4,743	—	3,735	—	—
Other	150	348	—	138	—	—
With an allowance recorded:
Commercial:
Commercial and industrial	—	—	—	—	—	—
CRE owner occupied	—	—	—	—	—	—
Consumer:
Other	—	—	—	—	—	—
Total commercial	$3,873	$5,348	$—	$4,458	$19	$97
Total consumer	$14,118	$18,884	$—	$12,836	$—	$—

Summary of Company's TDR Agreements

There were eight TDR agreements entered into during the twelve months ended December 31, 2016.  There were eight TDR agreements entered into during the twelve months ended December 31, 2015. There were no TDR agreements entered into during the twelve months ended December 31, 2014.  The following table presents an analysis of the Company’s TDR agreements entered into during the twelve months ended December 31, 2016 and 2015:

Troubled Debt Restructurings for the Twelve Months Ended December 31, 2016
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial and industrial	2	$2,468	$2,468
CRE owner occupied	1	22	22
Residential real estate	5	906	913

Troubled Debt Restructurings for the Twelve Months Ended December 31, 2015
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial and industrial	1	$11	$11
CRE owner occupied	2	205	205
Residential real estate	5	739	670

Information Regarding Types of Concessions Granted on Loans

The following tables present information regarding the types of concessions granted on loans that were restructured during the twelve months ended December 31, 2016 and 2015:

Troubled Debt Restructurings for the Twelve Months Ended December 31, 2016
	Number of Contracts	Concession Granted
Commercial and industrial	2	Rate reduction and principal repayment terms.
CRE owner occupied	1	Principal repayment terms.
Residential real estate	2	Principal repayment terms.
Residential real estate	1	Forgiveness of debt
Residential real estate	2	Rate reduction and principal repayment terms.
Troubled Debt Restructurings for the Twelve Months Ended December 31, 2015
	Number of Contracts	Concession Granted
Commercial and industrial	1	Modified principal repayment terms.
CRE owner occupied	2	Modified principal repayment terms.
Residential real estate	5	Rate reduction, modified principal repayment terms and debt forgiveness.

Company's Distribution of Risk Ratings within Held-for-Investment Loan Portfolio

The following tables present the Company’s distribution of risk ratings loan portfolio, segregated by class, as of December 31, 2016, 2015 and 2014:

Credit Quality Indicators As of December 31, 2016
	Commercial				Consumer
	Commercial and industrial	CRE owner occupied	CRE non- owner occupied	Land and development	Home equity lines of credit	Home equity term loans	Residential real estate	Other	Total
Grade:
Pass	$233,907	$229,635	$742,146	$67,165	$110,377	$9,032	$208,460	$2,357	$1,603,079
Special Mention	—	—	—	—	—	—	—	—	—
Substandard	2,039	1,713	516	—	—	72	2,414	85	6,839
Doubtful	—	—	—	—	—	—	—	—	-
Total	$235,946	$231,348	$742,662	$67,165	$110,377	$9,104	$210,874	$2,442	$1,609,918

Credit Quality Indicators As of December 31, 2015
	Commercial				Consumer
	Commercial and industrial	CRE owner occupied	CRE non- owner occupied	Land and development	Home equity lines of credit	Home equity term loans	Residential real estate	Other	Total
Grade:
Pass	$227,220	$223,695	$625,700	$68,070	$130,401	$12,294	$247,002	$3,007	$1,537,389
Special Mention	2,926	2,273	—	—	—	—	—	—	5,199
Substandard	535	2,223	—	—	—	89	2,973	101	5,921
Doubtful	—	—	—	—	—	—	—	—	—
Total	$230,681	$228,191	$625,700	$68,070	$130,401	$12,383	$249,975	$3,108	$1,548,509

6. ALLOWANCE FOR LOAN LOSSES (Continued)

Credit Quality Indicators As of December 31, 2014
	Commercial				Consumer
	Commercial and industrial	CRE owner occupied	CRE non- owner occupied	Land and development	Home equity lines of credit	Home equity term loans	Residential real estate	Other	Total
Grade:
Pass	$235,985	$267,018	$451,921	$70,018	$155,084	$16,819	$272,044	$5,902	$1,474,791
Special Mention	6,304	6,669	—	—	—	—	—	—	12,973
Substandard	205	4,964	9,710	138	1,842	420	4,949	152	22,380
Doubtful	—	—	—	—	—	—	—	—	—
Total	$242,494	$278,651	$461,631	$70,156	$156,926	$17,239	$276,993	$6,054	$1,510,144

Company's Analysis of Past Due Held-for-Investment Loans

The following tables present the Company’s analysis of past due loans, segregated by class of loans, as of December 31, 2016, 2015 and 2014:

	Aging of Receivables
	As of December 31, 2016
	30-59 Days Past Due	60-89 Days Past Due	90 Days Past Due	Total Past Due	Current	Total Financing Receivables	Loans 90 Days Past Due and Accruing
Commercial:
Commercial and industrial	$—	$—	$—	$—	$235,946	$235,946	$—
CRE owner occupied	—	—	269	269	231,079	231,348	—
CRE non-owner occupied	331	—	185	516	742,146	742,662	—
Land and development	—	—	—	—	67,165	67,165	—
Consumer:
Home equity lines of credit	367	—	—	367	110,010	110,377	—
Home equity term loans	121	—	—	121	8,983	9,104	—
Residential real estate	4,020	851	744	5,615	205,259	210,874	—
Other	59	7	85	151	2,291	2,442	—
Total	$4,898	$858	$1,283	$7,039	$1,602,879	$1,609,918	$—
	Aging of Receivables
	As of December 31, 2015
	30-59 Days Past Due	60-89 Days Past Due	90 Days Past Due	Total Past Due	Current	Total Financing Receivables	Loans 90 Days Past Due and Accruing
Commercial:
Commercial and industrial	$1	$1	$228	$230	$230,451	$230,681	$—
CRE owner occupied	736	35	622	1,393	226,798	228,191	—
CRE non-owner occupied	—	—	—	—	625,700	625,700	—
Land and development	—	—	—	—	68,070	68,070	—
Consumer:
Home equity lines of credit	136	31	—	167	130,234	130,401	—
Home equity term loans	14	—	—	14	12,369	12,383	—
Residential real estate	3,504	1,623	911	6,038	243,937	249,975	—
Other	15	3	101	119	2,989	3,108	—
Total	$4,406	$1,693	$1,862	$7,961	$1,540,548	$1,548,509	$—
	Aging of Receivables
	As of December 31, 2014
	30-59 Days Past Due	60-89 Days Past Due	90 Days Past Due	Total Past Due	Current	Total Financing Receivables	Loans 90 Days Past Due and Accruing
Commercial:
Commercial and industrial	$4,212	$105	$151	$4,468	$238,026	$242,494	$—
CRE owner occupied	1,685	23	1,321	3,029	275,622	278,651	—
CRE non-owner occupied	2,786	166	—	2,952	458,679	461,631	—
Land and development	—	—	140	140	70,016	70,156	—
Consumer:
Home equity lines of credit	2,001	903	796	3,700	153,226	156,926	—
Home equity term loans	254	188	147	589	16,650	17,239	—
Residential real estate	4,183	670	3,719	8,572	268,421	276,993	—
Other	45	12	136	193	5,861	6,054	—
Total	$15,166	$2,069	$6,411	$23,643	$1,486,501	$1,510,144	$—